Debt including Capital Lease Obligations - Asset-Based Lending Facility (Details) (USD $)	0 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended															12 Months Ended											12 Months Ended			12 Months Ended
	Feb. 05, 2013 ABL Facility	Dec. 31, 2013 ABL Facility	Sep. 30, 2013 ABL Facility LIBOR	Dec. 31, 2013 ABL Facility LIBOR	Dec. 31, 2013 ABL Facility LIBOR Minimum	Dec. 31, 2013 ABL Facility LIBOR Maximum	Dec. 31, 2013 ABL Facility Base Rate	Dec. 31, 2013 ABL Facility Base Rate Minimum	Dec. 31, 2013 ABL Facility Base Rate Maximum	Dec. 31, 2013 ABL Term Loan	Dec. 31, 2013 ABL Term Loan LIBOR	Dec. 31, 2013 ABL Term Loan LIBOR Minimum	Dec. 31, 2013 ABL Term Loan LIBOR Maximum	Dec. 31, 2013 ABL Term Loan Base Rate	Dec. 31, 2013 ABL Term Loan Base Rate Minimum	Dec. 31, 2013 ABL Term Loan Base Rate Maximum	Dec. 31, 2013 ABL Revolver	Dec. 31, 2013 Fixed Asset Sub-Line	Dec. 31, 2013 Fixed Asset Sub-Line LIBOR	Dec. 31, 2013 Fixed Asset Sub-Line LIBOR Minimum	Dec. 31, 2013 Fixed Asset Sub-Line LIBOR Maximum	Dec. 31, 2013 Fixed Asset Sub-Line Base Rate	Dec. 31, 2013 Fixed Asset Sub-Line Base Rate Minimum	Dec. 31, 2013 Fixed Asset Sub-Line Base Rate Maximum	Dec. 31, 2013 ABL Facility Letters of Credit	Dec. 31, 2013 4.25% Convertible Senior Notes	Dec. 31, 2012 4.25% Convertible Senior Notes	Dec. 31, 2011 4.25% Convertible Senior Notes	Dec. 31, 2013 4.25% Convertible Senior Notes 4.25% Convertible Senior Notes due 2016	Dec. 31, 2013 Senior notes 7.875% Senior Secured Notes due 2021	Feb. 28, 2013 Senior notes 7.875% Senior Secured Notes due 2021	Feb. 05, 2013 Senior notes 7.875% Senior Secured Notes due 2021	Dec. 31, 2013 Senior notes 7.875% Senior Secured Notes due 2021 Maximum
Line of Credit Facility [Line Items]
Debt instrument term	5 years
Stated interest rate on debt instrument																										4.25%	4.25%	4.25%	4.25%	7.875%	7.875%	7.875%
Maturity period prior to maturity of the Convertible Senior Notes		60 days
Maximum borrowing capacity		$ 150,000,000								$ 7,500,000.0
Periodic payment										2,000,000
Current borrowing capacity																	110,000,000	19,000,000
Amount outstanding																									23,000,000
Remaining available balance																	$ 86,000,000
Variable rate basis				LIBOR			Base Rate				LIBOR			Base Rate					LIBOR			Base Rate
Basis spread on variable rate			2.75%		1.75%	2.25%		0.25%	0.75%			2.75%	3.25%		1.25%	1.75%				2.25%	2.75%		0.75%	1.25%
Weighted average interest rate				2.92%
Percentage of stock of domestic subsidiaries, subject to exception and lien		100.00%																												100.00%
Percentage of stock of foreign subsidiaries, subject to exception and lien		65.00%																															65.00%
Line of Credit Facility, Covenant Terms		20